Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 11,205	$ 2,760
Overnight deposits with Federal Home Loan Bank	267	6
Total cash and cash equivalents	11,472	2,766
Deposits held in other financial institutions	8,429
Securities available for sale, at fair value (Note 3)	119,968	50,358
Securities held to maturity (Note 3)	790	2,255
Loans - net (Note 4)	163,647	136,315
Loans held for sale	88	175
Federal Home Loan Bank stock	2,591	3,266
Property and equipment (Note 5)	6,336	5,203
Assets held for sale - net	478
Foreclosed real estate and other repossessed assets	2,823	1,780
Accrued interest receivable	986	745
Intangible assets (Note 7)	1,286	40
Deferred tax asset (Note 10)	851	799
Originated mortgage servicing right - net (Note 6)	710	860
Bank owned life insurance	4,727	4,610
Other assets	685	485
Total assets	325,867	209,657
Liabilities:
Non-interest bearing deposits	56,032	21,047
Interest-bearing deposits (Note 8)	214,702	138,982
Advances from Federal Home Loan Bank (Note 9)	22,885	24,813
Accrued expenses and other liabilities (Note 13)	1,712	1,290
Total liabilities	295,331	186,132
Stockholders' Equity (Note 12)
Common stock ($0.01 par value 20,000,000 shares authorized, 4,034,764 and 3,191,799 shares issued and outstanding) - at December 31, 2014 and 2013 , respectively	40	32
Additional paid-in capital	28,264	23,854
Retained earnings	4,765	2,763
Treasury stock at cost (307,750 shares) - at December 31, 2014 and 2013 , respectively	(2,964)	(2,964)
Accumulated other comprehensive income (loss)	431	(160)
Total stockholders' equity	30,536	23,525
Total liabilities and stockholders' equity	$ 325,867	$ 209,657